Shareholder Report, Line Graph (Details) 212254_Arimathea Catholic Core Bond ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2026	Jun. 12, 2026	Jun. 30, 2026
Arimathea Catholic Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Arimathea Catholic Core Bond ETF NAV
Accumulated Value	$ 10,006	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,015	$ 10,000